                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-4547

Exact name of registrant as specified in charter: Voyageur Mutual Funds III

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: April 30

Date of reporting period: October 31, 2003

Item 1. Reports to Stockholders


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

BLEND







Semiannual Report 2004
--------------------------------------------------------------------------------

                  DELAWARE CORE EQUITY FUND













[LOGO OMITTED] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS
----------------------------------------------------------
FINANCIAL STATEMENTS:

    Statement of Net Assets                              1

    Statement of Operations                              2

    Statements of Changes in Net Assets                  3

    Financial Highlights                                 4

    Notes to Financial Statements                        8

----------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                                           Delaware Core Equity Fund
  OF NET ASSETS                                     October 31, 2003 (Unaudited)


                                                          Number of    Market
                                                           Shares      Value
Common Stock - 100.00%
Aerospace & Defense - 2.69%
  United Technologies                                       9,000   $ 762,210
                                                                    ---------
                                                                      762,210
                                                                    ---------
 Banking & Finance - 8.39%
  American Express                                          15,400    722,722
  Fannie Mae                                                 6,000    430,140
  MBNA                                                      27,500    680,625
  SLM                                                       14,000    548,240
                                                                    ---------
                                                                    2,381,727
                                                                    ---------
 Buildings & Materials - 1.62%
  Lennar Corporation                                        5,000     459,250
                                                                    ---------
                                                                      459,250
                                                                    ---------
 Cable, Media & Publishing - 5.48%
  Gannett                                                   9,000     756,990
  Omnicom                                                  10,000     798,000
                                                                    ---------
                                                                    1,554,990
                                                                    ---------
 Chemicals - 5.29%
  Ecolab                                                   27,400     736,786
  Praxair                                                  11,000     765,380
                                                                    ---------
                                                                    1,502,166
                                                                    ---------
 Computers & Technology - 13.44%
 +Cisco Systems                                            39,000     818,220
 +Dell Computer                                            23,000     830,760
 +Fiserv                                                   18,000     635,760
 +Intuit                                                   16,000     799,680
  Microsoft                                                28,000     732,200
                                                                    ---------
                                                                    3,816,620
                                                                    ---------
 Electronics & Electrical Equipment - 7.12%
  Danaher                                                   9,000     745,650
  General Electric                                         17,800     516,378
  Intel                                                    23,000     760,150
                                                                    ---------
                                                                    2,022,178
                                                                    ---------
 Energy - 4.74%
  ConocoPhillips                                           13,966     798,157
  Exxon Mobil                                              15,000     548,700
                                                                    ---------
                                                                    1,346,857
                                                                    ---------
 Food, Beverage & Tobacco - 9.25%
  Anheuser-Busch                                           16,000     788,160
  PepsiCo                                                  18,000     860,760
  Sysco                                                    29,000     976,140
                                                                    ---------
                                                                    2,625,060
                                                                    ---------
 Healthcare & Pharmaceuticals - 17.87%
  Abbott Laboratories                                      13,000     554,060
  Cardinal Health                                          15,000     890,100
  Johnson & Johnson                                         9,000     452,970
  Medtronic                                                19,000     865,830
  Pfizer                                                   23,000     726,800
 +Quest Diagnostics                                         9,000     608,850
  Stryker                                                  12,000     973,320
                                                                    ---------
                                                                    5,071,930
                                                                    ---------
 Industrial Machinery - 2.98%
  Ingersoll-Rand Class A                                   14,000     845,600
                                                                    ---------
                                                                      845,600
                                                                    ---------

                                                          Number of    Market
                                                           Shares      Value
Common Stock (continued)
Insurance - 8.55%
  Aflac                                                    21,000  $  766,080
  AMBAC Financial Group                                    14,000     990,360
  American International Group                             11,000     669,130
                                                                    ---------
                                                                    2,425,570
                                                                    ---------
Retail - 12.58%
 +eBay                                                     14,000     783,160
  Home Depot                                               23,000     852,610
 +Kohl's                                                    8,000     448,560
 +Staples                                                  16,000     429,120
  Target                                                   10,000     397,400
  Walgreen                                                 19,000     661,580
                                                                   ----------
                                                                    3,572,430
                                                                   ----------
Total Common Stock (cost $24,921,863)                              28,386,588
                                                                   ==========

Short-term Investments - 0.01%
 Dreyfus Tax Exempt Cash Management                         1,581       1,581
                                                                    ---------
Total Short-term Investments (cost $1,581)                              1,581
                                                                    ---------

Total Market Value of Securities - 100.01%
 (cost $24,923,444)                                                28,388,169
Liabilities Net of Receivables
 and Other Assets - (0.01%)                                           (3,139)
                                                                   ----------
Net Assets Applicable to 1,394,011
 Shares Outstanding - 100.00%                                     $28,385,030
                                                                  ===========

Net Asset Value - Delaware Core Equity Fund Class A
 ($21,271,693 / 1,029,560 Shares)                                      $20.66
                                                                   ----------
Net Asset Value - Delaware Core Equity Fund Class B
 ($4,469,347 / 230,546 Shares)                                         $19.39
                                                                   ----------
Net Asset Value - Delaware Core Equity Fund Class C
 ($2,043,882 / 105,365 Shares)                                         $19.40
                                                                   ----------
Net Asset Value - Delaware Core Equity Fund
 Institutional Class
 ($600,108 / 28,540 Shares)                                            $21.03
                                                                   ----------

Components of Net Assets at October 31, 2003:
Shares of beneficial interest
(unlimited authorization - no par)                                $28,647,666
Accumulated net investment loss                                      (142,285)
Accumulated net realized loss on investments                       (3,585,076)
Net unrealized appreciation of investments                          3,464,725
                                                                  ----------
Total net assets                                                  $28,385,030
                                                                  ===========

+Non-income producing security for the period ended October 31, 2003.

Net Asset Value and Offering Price Per Share -
 Delaware Core Equity Fund
Net asset value Class A (A)                                            $20.66
Sales charge (5.75% of offering price
 or 6.10% of amount invested per share) (B)                              1.26
                                                                    ---------
Offering price                                                         $21.92
                                                                    =========

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                          Delaware Core Equity Fund
  OF OPERATIONS                    Six Months Ended October 31, 2003 (Unaudited)


Investment Income:
 Dividends                                               $141,989
 Interest                                                   1,734   $ 143,723
                                                         --------   ---------

Expenses:
 Management fees                                           88,883
 Dividend disbursing and transfer agent
  fees and expenses                                        94,805
 Distribution expense-- Class A                            26,148
 Distribution expense-- Class B                            21,361
 Distribution expense-- Class C                             9,898
 Registration fees                                         18,000
 Reports and statements to shareholders                    17,000
 Accounting and administration fees                         5,592
 Professional fees                                          1,557
 Trustees' fees                                             1,451
 Custodian fees                                               807
 Other                                                        834     286,336
                                                         --------   ---------
 Less expenses paid indirectly                                           (328)
                                                                    ---------
 Total expenses                                                       286,008
                                                                    ---------
Net Investment Loss                                                  (142,285)
                                                                    ---------

Net Realized and Unrealized Gain (Loss) on Investments:
 Net realized loss on investments                                    (276,434)
 Net change in unrealized appreciation/depreciation
   of investments                                                   4,093,453
                                                                   ----------
Net Realized and Unrealized Gain on Investments                     3,817,019
                                                                   ----------

Net Increase in Net Assets Resulting from Operations               $3,674,734
                                                                   ==========

See accompanying notes

Statements                                             Delaware Core Equity Fund
OF CHANGES IN NET ASSETS


                                                          Six Months      Year
                                                           Ended           Ended
                                                          10/31/03       4/30/03
                                                         (Unaudited)

Increase (Decrease) in Net Assets from Operations:
 Net investment loss                                    $ (142,285)  $ (247,312)
 Net realized loss on investments                         (276,434)  (2,719,261)
 Net change in unrealized appreciation/depreciation
   of investments                                        4,093,453   (1,701,160)
                                                       -----------  -----------
 Net increase (decrease) in net assets resulting
   from operations                                        3,674,734  (4,667,733)
                                                       -----------  -----------

Capital Share Transactions:
 Proceeds from shares sold:
  Class A                                                1,226,090    2,633,972
  Class B                                                  521,787    1,241,123
  Class C                                                  275,307      543,156
  Institutional Class                                       41,682       97,932
                                                       -----------  -----------
                                                         2,064,866    4,516,183
                                                       -----------  -----------
Cost of shares repurchased:
  Class A                                               (1,818,078)  (5,251,701)
  Class B                                                 (478,873)    (833,764)
  Class C                                                 (191,987)    (384,162)
  Institutional Class                                      (33,752)    (141,758)
                                                       -----------  -----------
                                                        (2,522,690)  (6,611,385)
                                                       -----------  -----------
Decrease in net assets derived from capital
   share transactions                                     (457,824)  (2,095,202)
                                                       -----------  -----------
Net Increase (Decrease) in Net Assets                    3,216,910   (6,762,935)

Net Assets:
  Beginning of period                                   25,168,120   31,931,055
                                                       -----------  -----------
  End of period                                        $28,385,030  $25,168,120
                                                       ===========  ===========

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 Delaware Core Equity Fund Class A

                                                             Six Months
                                                                Ended                            Year Ended
                                                             10/31/03(1)   4/30/03     4/30/02     4/30/01      4/30/00     4/30/99
                                                             (Unaudited)
Net asset value, beginning of period                           $18.010     $21.040     $22.970     $26.490      $32.550     $31.830

Income (loss) from investment operations:
Net investment income (loss)(2)                                 (0.085)     (0.145)     (0.075)         --        0.157       0.075
Net realized and unrealized gain (loss) on investments           2.735      (2.885)     (1.855)     (1.115)      (1.543)      2.790
                                                               -------     -------     -------     -------      -------      ------
Total from investment operations                                 2.650      (3.030)     (1.930)     (1.115)      (1.386)      2.865
                                                               -------     -------     -------     -------      -------      ------

Less dividends and distributions from:
Net investment income                                               --          --          --          --       (0.227)         --
Net realized gain on investments                                    --          --          --      (2.405)      (4.447)     (2.145)
                                                               -------     -------     -------     -------      -------      ------
Total dividends and distributions                                   --          --          --      (2.405)      (4.674)     (2.145)
                                                               -------     -------     -------     -------      -------      ------

Net asset value, end of period                                 $20.660     $18.010     $21.040     $22.970      $26.490     $32.550
                                                               =======     =======     =======     =======      =======     =======

Total return(3)                                                 14.71%     (14.40%)     (8.40%)     (4.56%)      (4.84%)      9.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $21,272     $19,080     $25,381     $30,358      $35,759     $45,342
Ratio of expenses to average net assets                          1.93%       1.99%       1.54%       1.82%        1.56%       1.68%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly        1.93%       1.99%       1.54%       1.82%        1.56%       1.71%
Ratio of net investment income (loss) to average net assets     (0.88%)     (0.81%)     (0.35%)         --        0.54%       0.25%
Ratio of net investment income (loss) to average net assets
 prior to expense limitation and expenses paid indirectly       (0.88%)     (0.81%)     (0.35%)         --        0.54%       0.22%
Portfolio turnover                                                 18%         24%         60%         67%          43%         36%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the period ended October 31, 2003, and the years ended April 30, 2003, 2002, 2001 and 2000.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                Delaware Core Equity Fund Class B

                                                            Six Months
                                                              Ended                              Year Ended
                                                            10/31/03(1)   4/30/03      4/30/02     4/30/01      4/30/00     4/30/99
                                                           (Unaudited)
Net asset value, beginning of period                           $16.960     $19.970     $21.960     $25.610      $31.610     $31.200

Income (loss) from investment operations:
Net investment loss(2)                                          (0.153)     (0.270)     (0.229)     (0.173)      (0.074)     (0.149)
Net realized and unrealized gain (loss) on investments           2.583      (2.740)     (1.761)     (1.072)      (1.479)      2.704
                                                               -------     -------     -------     -------      -------      ------
Total from investment operations                                 2.430      (3.010)     (1.990)     (1.245)      (1.553)      2.555
                                                               -------     -------     -------     -------      -------      ------

Less dividends and distributions from:
Net realized gain on investments                                    --          --          --      (2.405)      (4.447)     (2.145)
                                                               -------     -------     -------     -------      -------      ------
Total dividends and distributions                                   --          --          --      (2.405)      (4.447)     (2.145)
                                                               -------     -------     -------     -------      -------      ------

Net asset value, end of period                                 $19.390     $16.960     $19.970     $21.960      $25.610     $31.610
                                                               =======     =======     =======     =======      =======     =======

Total return(3)                                                 14.33%     (15.07%)     (9.06%)     (5.28%)      (5.56%)      8.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                         $4,469      $3,869      $4,088      $4,776       $5,558      $4,457
Ratio of expenses to average net assets                          2.68%       2.74%       2.29%       2.57%        2.31%       2.43%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly        2.68%       2.74%       2.29%       2.57%        2.31%       2.46%
Ratio of net investment loss to average net assets              (1.63%)     (1.56%)     (1.10%)     (0.75%)      (0.21%)     (0.50%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly       (1.63%)     (1.56%)     (1.10%)     (0.75%)      (0.21%)     (0.53%)
Portfolio turnover                                                 18%         24%         60%         67%          43%         36%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the period ended October 31, 2003, and the years ended April 30, 2003, 2002, 2001 and 2000.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                Delaware Core Equity Fund Class C

                                                              Six Months
                                                                Ended                              Year Ended
                                                              10/31/03(1)  4/30/03     4/30/02      4/30/01     4/30/00      4/30/99
                                                              (Unaudited)
Net asset value, beginning of period                           $16.970     $19.980     $21.980     $25.630      $31.600     $31.190

Income (loss) from investment operations:
Net investment loss(2)                                          (0.153)     (0.270)     (0.229)     (0.172)      (0.070)     (0.149)
Net realized and unrealized gain (loss) on investments           2.583      (2.740)     (1.771)     (1.073)      (1.453)      2.704
                                                               -------     -------     -------     -------      -------      ------
Total from investment operations                                 2.430      (3.010)     (2.000)     (1.245)      (1.523)      2.555
                                                               -------     -------     -------     -------      -------      ------

Less dividends and distributions from:
Net realized gain on investments                                    --          --          --      (2.405)      (4.447)     (2.145)
                                                               -------     -------     -------     -------      -------      ------
Total dividends and distributions                                   --          --          --      (2.405)      (4.447)     (2.145)
                                                               -------     -------     -------     -------      -------      ------

Net asset value, end of period                                 $19.400     $16.970     $19.980     $21.980      $25.630     $31.600
                                                               =======     =======     =======     =======      =======     =======

Total return(3)                                                 14.32%     (15.07%)     (9.10%)     (5.27%)      (5.45%)      8.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                         $2,044      $1,704      $1,810      $1,866       $1,942      $1,631
Ratio of expenses to average net assets                          2.68%       2.74%       2.29%       2.57%        2.31%       2.43%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly        2.68%       2.74%        2.29%       2.57%       2.31%       2.46%
Ratio of net investment loss to average net assets              (1.63%)     (1.56%)     (1.10%)     (0.75%)      (0.21%)     (0.50%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly       (1.63%)     (1.56%)     (1.10%)     (0.75%)      (0.21%)     (0.53%)
Portfolio turnover                                                 18%         24%         60%         67%          43%         36%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the period ended October 31, 2003, and the years ended April 30, 2003, 2002, 2001 and 2000.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Core Equity Fund Institutional Class

                                                              Six Months
                                                                Ended                            Year Ended
                                                             10/31/03(1)  4/30/03      4/30/02     4/30/01      4/30/00     4/30/99
                                                             (Unaudited)
Net asset value, beginning of period                          $18.300     $21.330      $23.230     $26.700      $32.840     $32.030

Income (loss) from investment operations:
Net investment income (loss)(2)                                 (0.061)     (0.100)     (0.020)      0.061        0.229       0.153
Net realized and unrealized gain (loss) on investments           2.791      (2.930)     (1.880)     (1.126)      (1.547)      2.802
                                                               -------     -------     -------     -------      -------      ------
Total from investment operations                                 2.730      (3.030)     (1.900)     (1.065)      (1.318)      2.955
                                                               -------     -------     -------     -------      -------      ------

Less dividends and distributions from:
Net investment income                                               --          --          --          --       (0.375)         --
Net realized gain on investments                                    --          --          --      (2.405)      (4.447)     (2.145)
                                                               -------     -------     -------     -------      -------      ------
Total dividends and distributions                                   --          --          --      (2.405)      (4.822)     (2.145)
                                                               -------     -------     -------     -------      -------      ------

Net asset value, end of period                                 $21.030     $18.300     $21.330     $23.230      $26.700     $32.840
                                                               =======

Total return(3)                                                 14.92%     (14.21%)     (8.18%)     (4.32%)      (4.59%)      9.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $600        $515        $651      $1,949       $1,467      $1,860
Ratio of expenses to average net assets                          1.68%       1.74%       1.29%       1.57%        1.31%       1.43%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly        1.68%       1.74%       1.29%       1.57%        1.31%       1.46%
Ratio of net investment income (loss) to average net assets     (0.63%)     (0.56%)     (0.10%)      0.25%        0.79%       0.50%
Ratio of net investment income (loss) to average net assets
 prior to expense limitation and expenses paid indirectly       (0.63%)     (0.56%)     (0.10%)      0.25%        0.79%       0.47%
Portfolio turnover                                                 18%         24%         60%         67%          43%         36%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the period ended October 31, 2003, and the years ended April 30, 2003, 2002, 2001 and 2000.

(3 Total investment return is based on the change in net asset value of a share du)ring the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                               Delaware Core Equity Fund
  TO FINANCIAL STATEMENTS                           October 31, 2003 (Unaudited)




Voyageur Mutual Funds III (the "Trust") is organized as a Delaware business trust and offers two series: Delaware Core Equity Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Core Equity Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of October 31, 2003, Class R has not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Fund:

Security Valuation - All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Delaware Core Equity Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net capital gains, if any annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 3, are deemed to have been paid by a Fund and received by shareholders on the earlier date paid or December 31 of the prior year.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $328 for the period ended October 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended October 31, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess $2.5 billion.

DMC has entered into a sub-advisory agreement with Voyageur Asset Management, Inc. with respect to the management of the Fund. For the services provided, DMC pays Voyageur Asset Management, Inc. an annual fee. The Fund does not pay any fees directly to Voyageur Asset Management, Inc.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services. Prior to June 1, 2003, the monthly fee for dividend disbursing and transfer agent services was based on the number of shareholder accounts and shareholder transactions.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class B and C shares. No distribution expenses are paid by Institutional Class shares.

At October 31, 2003, the Fund had liabilities payable to affiliates as follows:

         Investment management fee payable to DMC          $(15,545)
         Dividend disbursing, transfer agent fees,
          accounting and other expenses payable to DSC      (16,904)
         Other expenses payable to DMC and affiliates          (617)

For the period ended October 31, 2003, DDLP earned $2,140 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

Notes                                                  Delaware Core Equity Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

3. Investments
For the six months ended October 31, 2003, the Fund made purchases of $2,315,968 and sales of $2,559,400 of investment securities other than short-term investments.

At October 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2003, the cost of investments was $24,951,170. At October 31, 2003, the net unrealized appreciation was $3,346,999, of which $4,745,083 related to unrealized appreciation of investments and $1,308,083 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no dividends and distributions paid during the period ended October 31, 2003 and year ended April 30, 2003.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of October 31, 2003, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                         $28,647,666
  Net investment loss                                      (142,285)
  Capital loss carryforwards                             (2,020,812)
  Net realized capital losses                            (1,536,538)
  Unrealized appreciation on investments                  3,436,999
                                                        -----------
  Net Assets                                            $28,385,030
                                                        ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $12,904 expires in 2010 and $2,007,908 expires in 2011.

5. Capital Shares
Transactions in capital shares were as follows:
                                      Six Months      Year
                                        Ended        Ended
                                        10/31/03    4/30/03
                                      (Unaudited)
Shares sold:
   Class A                              62,701     147,473
   Class B                              28,568      73,466
   Class C                              15,077      32,400
   Institutional Class                   2,093       5,399
                                      --------     -------
                                       108,439     258,738
                                      --------     -------
Shares repurchased:
   Class A                             (92,745)   (294,170)
   Class B                             (26,170)    (50,076)
   Class C                             (10,152)    (22,573)
   Institutional Class                  (1,678)     (7,802)
                                      --------     -------
                                      (130,745)   (374,621)
                                      --------     -------
Net decrease                           (22,306)   (115,883)
                                       =======    ========

For the period ended October 31, 2003 and the year ended April 30, 2003, 1,016 Class B shares were converted to 956 Class A shares valued at $18,759 and 561 Class B shares were converted to 530 Class A shares valued at $9,328, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2003 or at any time during the period.
                                      9

Delaware
Investments(SM)
---------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Core Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Core Equity Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                            Affiliated Officers                              Contact Information

Jude T. Driscoll                             Joseph H. Hastings                               Investment Manager
Chairman                                     Executive Vice President and                     Delaware Management Company
Delaware Investments Family of Funds         Chief Financial Officer                          Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                                 International Affiliate
Walter P. Babich                                                                              Delaware International Advisers Ltd.
Board Chairman                               Richelle S. Maestro                              London, England
Citadel Construction Corporation             Senior Vice President,
King of Prussia, PA                          Chief Legal Officer and Secretary                National Distributor
                                             Delaware Investments Family of Funds             Delaware Distributors, L.P.
John H. Durham                               Philadelphia, PA                                 Philadelphia, PA
Private Investor
Gwynedd Valley, PA                           Michael P. Bishof                                Shareholder Servicing, Dividend
                                             Senior Vice President and Treasurer              Disbursing and Transfer Agent
John A. Fry                                  Delaware Investments Family of Funds             Delaware Service Company, Inc.
President                                    Philadelphia, PA                                 2005 Market Street
Franklin & Marshall College                                                                   Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                              For Shareholders
Anthony D. Knerr                                                                              800 523-1918
Managing Director
Anthony Knerr & Associates                                                                    For Securities Dealers and Financial
New York, NY                                                                                  Institutions Representatives Only
                                                                                              800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                         Web site
National Gallery of Art                                                                       www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

(8397)                                                       Printed in the USA
SA-409 [10/03] IVES 12/03                                       J9482 EXP: 6/04

GROWTH-EQUITY
                                          Delaware
                                          Investments(SM)
                                          -------------------------------------
                                          A member of Lincoln Financial Group(R)


Semiannual Report 2004
--------------------------------------------------------------------------------
                          DELAWARE SELECT GROWTH FUND
















[LOGO OMITTED] POWERED BY RESEARCH.(SM)

Table
OF CONTENTS
-------------------------------------------------------------
FINANCIAL STATEMENTS:
     Statement of Net Assets                                1

     Statement of Operations                                3

     Statements of Changes in Net Assets                    4

     Financial Highlights                                   5

     Notes to Financial Statements                         10
-------------------------------------------------------------


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                                           Delaware Select Growth Fund
  OF NET ASSETS                                     October 31, 2003 (Unaudited)


                                                         Number of     Market
                                                           Shares      Value

Common Stock - 99.63%
Banking & Finance - 9.29%
  Bear Stearns                                              79,100 $ 6,031,375
  City National                                            232,500  13,998,825
  First Tennessee National                                 165,900   7,525,224
  IndyMac Bancorp                                          611,900  17,989,860
  Lehman Brothers Holdings                                 140,900  10,144,800
  Webster Financial                                        184,500   8,247,150
                                                                   -----------
                                                                    63,937,234
                                                                   -----------
Business Services - 13.80%
 +Affiliated Computer Services Class A                      66,300   3,244,059
+*Cendant                                                1,293,400  26,424,162
  Certegy                                                   88,400   2,975,544
  Clear Channel Communications                             204,500   8,347,690
 +Fiserv                                                   194,700   6,876,804
 +Fisher Scientific International                          508,200  20,455,050
 *Manpower                                                 239,700  11,122,080
 +United Rentals                                           888,500  15,477,670
                                                                   -----------
                                                                    94,923,059
                                                                   -----------
Consumer Durables - 1.38%
  Centex                                                    97,700   9,525,750
                                                                   -----------
                                                                     9,525,750
                                                                   -----------
Consumer Non-Durables - 14.45%
+*Amazon.com                                               228,800  12,451,296
 +Bed Bath & Beyond                                        246,400  10,407,936
 *Gap                                                      374,100   7,137,828
 +Kohl's                                                   244,300  13,697,901
 +Krispy Kreme Doughnuts                                   337,200  14,607,504
  Lowe's Companies                                         308,600  18,185,798
 +Staples                                                  540,800  14,504,256
 +Williams-Sonoma                                          238,100   8,412,073
                                                                   -----------
                                                                    99,404,592
                                                                   -----------
Consumer Services - 11.66%
+*Comcast Special Class A                                  699,400  22,814,428
 *Marriott International Class A                           292,900  12,653,280
 +Mediacom Communications                                1,439,100  10,073,700
 *Royal Caribbean Cruises                                  662,900  19,694,759
 +Westwood One                                             500,100  14,967,993
                                                                   -----------
                                                                    80,204,160
                                                                   -----------
Healthcare & Pharmaceuticals - 19.68%
 +Acusphere                                                243,500   2,337,600
  Allergan                                                  90,100   6,813,362
 +Amgen                                                    222,100  13,716,896
+*Conceptus                                                574,400   7,036,400
+*CV Therapeutics                                          207,800   3,663,514
 +Flamel Technologies ADR                                   72,500   1,830,625
 +IDEC Pharmaceuticals                                     402,700  14,146,851
 +ImClone Systems                                          352,300  12,242,425
 +IntraBiotics Pharmaceuticals                             101,175   1,345,628
 +Invitrogen                                               130,700   8,311,213
  Johnson & Johnson                                        220,400  11,092,732
 +Nektar Therapeutics                                      718,800   9,445,032
 +Pain Therapeutics                                      2,011,600  12,673,080
+*Protein Design Labs                                      869,300  11,718,164
 +SciClone Pharmaceuticals                                 636,100   5,076,078
 +Watson Pharmaceutical                                    121,400   4,767,378
 +WellPoint Health Networks                                103,400   9,192,260
                                                                   -----------
                                                                   135,409,238
                                                                   -----------

[STUBBED]

Statement                                           Delaware Select Growth Fund
  OF NET ASSETS                                     October 31, 2003 (Unaudited)


                                                         Number of   Market
                                                          Shares       Value
Common Stock (continued)
Insurance - 10.52%
  Allstate                                                 270,300 $10,676,850
  Ambac Financial Group                                    309,700  21,908,178
  Berkley (W.R.)                                           272,200   9,333,738
  HCC Insurance Holdings                                   419,600  12,227,144
  PartnerRe                                                336,200  18,245,574
                                                                   -----------
                                                                    72,391,484
                                                                   -----------
Technology - 17.80%
 +Agere Systems Class A                                  3,035,500  10,563,540
 +Analog Devices                                           331,500  14,695,395
 +ASML Holding N.V.                                        551,600   9,680,580
 +Convera                                                  795,100   3,069,515
 +EMC                                                      643,900   8,911,576
+*Emulex                                                   249,300   7,060,176
 +EOS International                                      3,735,100   4,033,908
  Henry (Jack) & Associates                                537,000  10,729,260
  Intel                                                    281,500   9,303,575
  Linear Technology                                        212,900   9,071,669
 +Micrel                                                   644,400  10,632,600
 +Network Appliance                                        232,400   5,735,632
+*Novellus Systems                                         170,700   7,048,203
 +Xilinx                                                   375,300  11,897,010
                                                                   -----------
                                                                   122,432,639
                                                                   -----------
Transportation - 1.05%
 +Marten Transport                                         276,300   7,194,852
                                                                   -----------
                                                                     7,194,852
                                                                   -----------
Total Common Stock (cost $578,611,803)                             685,423,008
                                                                   -----------
                                                        Principal
                                                          Amount
Federal Agency (Discount Notes) - 2.83%
Fannie Mae
  1.01% 11/3/03                                         $1,245,000   1,244,931
  1.01% 11/19/03                                         9,470,000   9,465,265
  1.02% 11/14/03                                         5,350,000   5,348,029
  1.02% 12/1/03                                          1,660,000   1,658,589
  1.03% 11/5/03                                            815,000     814,909
  1.07% 11/12/03                                           940,000     939,710
                                                                   -----------
Total Federal Agency (Discount Notes)
 (cost $19,471,433)                                                 19,471,433
                                                                   -----------

Total Market Value of Securities Before
 Securities Lending Collateral - 102.46%
 (cost $598,083,236)                                               704,894,441
                                                                   -----------
                                                        Number of
                                                         Shares
Securities Lending Collateral** - 7.01%
Investment Companies
 Mellon GSL DBT II Collateral Fund                      48,261,416  48,261,416
                                                                   -----------
Total Securities Lending Collateral
(cost $48,261,416)                                                  48,261,416
                                                                   -----------

Statement                                           Delaware Select Growth Fund
  OF NET ASSETS (CONTINUED)


Total Market Value of Securities - 109.47%
 (cost $646,344,652)                                            $753,155,857++
Obligation to Return Securities
 Lending Collateral - (7.01%)**                                  (48,261,416)
Liabilities Net of Receivables
 and Other Assets - (2.46%)                                      (16,906,642)
                                                                ------------
Net Assets Applicable to 35,486,954
 Shares Outstanding - 100.00%                                   $687,987,799
                                                                ============

Net Asset Value - Delaware Select Growth Fund
 Class A ($249,273,103 / 12,312,749 Shares)                           $20.25
                                                                ------------
Net Asset Value - Delaware Select Growth Fund
 Class B ($292,825,156 / 15,547,737 Shares)                           $18.83
                                                                ------------
Net Asset Value - Delaware Select Growth Fund
 Class C ($106,096,564 / 5,694,580 Shares)                            $18.63
                                                                ------------
Net Asset Value - Delaware Select Growth Fund
 Class R ($20.22 / 1 Share)                                           $20.22
                                                                ------------
Net Asset Value - Delaware Select Growth Fund
 Institutional Class ($39,792,956 / 1,931,887 Shares)                 $20.60
                                                                ------------

Components of Net Assets at October 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                          $1,408,718,681
Accumulated net investment loss                                   (4,271,637)
Accumulated net realized loss on investments                    (823,270,450)
Net unrealized appreciation of investments                       106,811,205
                                                              --------------
Total net assets                                              $  687,987,799
                                                              ==============

 +Non-income producing security for the period ended October 31, 2003. ++Includes $46,674,958 of securities loaned.
 *Security is fully or partially on loan.
**See Note 7 in "Notes to Financial Statements".

Summary of Abbreviations:
ADR -- American Depositary Receipts

Net Asset Value and Offering Price per Share --
 Delaware Select Growth Fund
Net asset value Class A (A)                                           $20.25
Sales charge (5.75% of offering price,
 or 6.12% of amount invested per share) (B)                             1.24
                                                                ------------
Offering price                                                        $21.49
                                                                ------------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                          Delaware Select Growth Fund
  OF OPERATIONS                    Six Months Ended October 31, 2003 (Unaudited)


Investment Income:
 Dividends                                              $1,784,545
 Security lending income                                   216,283
 Interest                                                  110,072  $ 2,110,900
                                                        ----------  -----------

Expenses:
 Management fees                                        2,449,540
 Dividend disbursing and transfer agent
  fees and expenses                                     2,617,406
 Distribution expenses-- Class A                          291,980
 Distribution expenses-- Class B                        1,419,308
 Distribution expenses-- Class C                          520,705
 Accounting and administration expenses                   137,600
 Reports and statements to shareholders                    61,774
 Registration fees                                         59,400
 Professional fees                                         22,745
 Trustees' fees                                            15,200
 Custodian fees                                            14,609
 Other                                                     99,942     7,710,209
                                                       ----------
 Less expenses absorbed or waived                                    (1,318,689)
 Less expenses paid indirectly                                           (8,983)
                                                                   ------------
 Total operating expenses                                             6,382,537
                                                                   ------------
 Net Investment Loss                                                 (4,271,637)
                                                                   ------------

Net Realized and Unrealized Gain on Investments:
 Net realized gain on investments                                     2,320,521
 Net change in unrealized appreciation/depreciation
  of investments                                                    124,638,053
                                                                   ------------
Net Realized and Unrealized Gain on Investments                     126,958,574
                                                                   ------------

Net Increase in Net Assets Resulting from Operations               $122,686,937
                                                                   ============

See accompanying notes

Statements                                           Delaware Select Growth Fund
  OF CHANGES IN NET ASSETS


                                                         Six Months     Year
                                                           Ended        Ended
                                                         10/31/03      4/30/03
                                                        (Unaudited)

Increase (Decrease) in Net Assets from Operations:
 Net investment loss                                  $(4,271,637)  $(9,122,826)
 Net realized gain (loss) on investments                2,320,521  (136,078,996)
 Net change in unrealized appreciation/depreciation
  of investments                                      124,638,053   (38,859,699)
                                                      -----------   -----------
 Net increase (decrease) in net assets resulting
  from operations                                     122,686,937  (184,061,521)
                                                      -----------   -----------

Capital Share Transactions:
 Proceeds from shares sold:
  Class A                                              26,800,470    40,791,531
  Class B                                               7,032,836    14,055,201
  Class C                                               5,656,374    10,150,138
  Class R                                                      18            --
  Institutional Class                                  13,145,659    27,161,082
                                                      -----------   -----------
                                                       52,635,357    92,157,952
                                                      -----------   -----------
 Cost of shares repurchased:
  Class A                                             (29,601,592) (104,341,837)
  Class B                                             (24,057,287)  (97,967,081)
  Class C                                             (14,353,243)  (49,204,016)
  Institutional Class                                 (16,891,858)  (33,391,062)
                                                      -----------   -----------
                                                      (84,903,980) (284,903,996)
                                                      -----------   -----------
Decrease in net assets derived from capital
 share transactions                                   (32,268,623) (192,746,044)
                                                      -----------   -----------
Net Increase (Decrease) in Net Assets                  90,418,314  (376,807,565)

Net Assets:
 Beginning of period                                  597,569,485   974,377,050
                                                     ------------  ------------
 End of period                                       $687,987,799  $597,569,485
                                                     ------------  ------------

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                Delaware Select Growth Fund Class A

                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             10/31/03(3)   4/30/03     4/30/02     4/30/01      4/30/00     4/30/99
                                                            (Unaudited)
Net asset value, beginning of period                          $16.700      $20.290     $24.890     $36.380      $25.910     $20.570

Income (loss) from investment operations:
Net investment loss(1)                                         (0.080)      (0.147)     (0.193)     (0.302)      (0.294)     (0.203)
Net realized and unrealized gain (loss) on investments          3.630       (3.443)     (4.407)    (11.188)      12.393       5.910
                                                              -------      -------     -------     -------      -------     -------
Total from investment operations                                3.550       (3.590)     (4.600)    (11.490)      12.099       5.707
                                                              -------      -------     -------     -------      -------     -------

Less dividends and distributions from:
Net realized gain on investments                                   --           --          --          --       (1.049)     (0.367)
In excess of net realized gain on investments                      --           --          --          --       (0.580)         --
                                                              -------      -------     -------     -------      -------     -------
Total dividends and distributions                                  --           --          --          --       (1.629)     (0.367)
                                                              -------      -------     -------     -------      -------     -------

Net asset value, end of period                                $20.250      $16.700     $20.290     $24.890      $36.380     $25.910
                                                              =======      =======     =======     =======      =======     =======

Total return(2)                                                21.20%      (17.69%)    (18.48%)    (31.57%)      47.93%      28.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $249,273     $208,395    $333,172    $475,767     $632,036    $135,865
Ratio of expenses to average net assets                         1.50%        1.50%       1.45%       1.37%        1.29%       1.67%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly       1.90%        1.83%       1.50%       1.38%        1.29%       2.06%
Ratio of net investment loss to average net assets             (0.86%)      (0.92%)     (0.86%)     (0.90%)      (0.85%)     (0.95%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly      (1.26%)      (1.25%)     (0.91%)     (0.91%)      (0.85%)     (1.34%)
Portfolio turnover                                                86%          69%        127%        156%         183%        313%

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable.Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Select Growth Fund Class B

                                                            Six Months                              Year
                                                               Ended                                Ended
                                                            10/31/03(3)   4/30/03     4/30/02      4/30/01     4/30/00      4/30/99
                                                            (Unaudited)
Net asset value, beginning of period                          $15.590     $19.090      $23.600     $34.740      $24.990     $20.000

Income (loss) from investment operations:
Net investment loss(1)                                         (0.144)     (0.259)      (0.340)     (0.521)      (0.544)     (0.350)
Net realized and unrealized gain (loss) on investments          3.384      (3.241)      (4.170)    (10.619)      11.923       5.707
                                                              -------      ------      -------     -------      -------     -------
Total from investment operations                                3.240      (3.500)      (4.510)    (11.140)      11.379       5.357
                                                              -------      ------      -------     -------      -------     -------

Less dividends and distributions from:
Net realized gain on investments                                   --          --           --          --       (1.049)     (0.367)
In excess of net realized gain on investments                      --          --           --          --       (0.580)         --
                                                              -------      -------     -------     -------      -------     -------
Total dividends and distributions                                  --          --           --          --       (1.629)     (0.367)
                                                              -------      -------     -------     -------      -------     -------

Net asset value, end of period                                $18.830     $15.590      $19.090     $23.600      $34.740     $24.990
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                20.78%     (18.33%)     (19.11%)    (32.07%)      46.82%      27.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $292,825    $257,542     $421,578    $588,152     $674,810    $103,299
Ratio of expenses to average net assets                         2.25%       2.25%        2.20%       2.12%        2.04%       2.42%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly       2.65%       2.58%        2.25%       2.13%        2.04%       2.81%
Ratio of net investment loss to average net assets             (1.61%)     (1.67%)      (1.61%)     (1.65%)      (1.60%)     (1.70%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly      (2.01%)     (2.00%)      (1.66%)     (1.66%)      (1.60%)     (2.09%)
Portfolio turnover                                                86%         69%         127%        156%         183%        313%


(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Select Growth Fund Class C

                                                            Six Months                              Year
                                                              Ended                                 Ended
                                                            10/31/03(3)   4/30/03      4/30/02     4/30/01      4/30/00     4/30/99
                                                           (Unaudited)
Net asset value, beginning of period                          $15.430     $18.890      $23.350     $34.370      $24.740     $19.800

Income (loss) from investment operations:
Net investment loss(1)                                         (0.144)     (0.258)      (0.337)     (0.517)      (0.555)     (0.345)
Net realized and unrealized gain (loss) on investments          3.344      (3.202)      (4.123)    (10.503)      11.814       5.652
                                                              -------      ------      -------     -------      -------     -------
Total from investment operations                                3.200      (3.460)      (4.460)    (11.020)      11.259       5.307
                                                              -------      ------      -------     -------      -------     -------

Less dividends and distributions from:
Net realized gain on investments                               --          --           --          --           (1.049)     (0.367)
In excess of net realized gain on investments                  --          --           --          --           (0.580)     --
                                                              -------      ------      -------     -------      -------     -------
Total dividends and distributions                              --          --           --          --           (1.629)     (0.367)
                                                              -------      ------      -------     -------      -------     -------

Net asset value, end of period                                $18.630     $15.430      $18.890     $23.350      $34.370     $24.740
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                20.74%     (18.27%)     (19.14%)    (32.06%)      46.86%      27.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $106,097     $95,552     $166,246    $248,685     $304,078     $32,235
Ratio of expenses to average net assets                         2.25%       2.25%        2.20%       2.12%        2.04%       2.42%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly       2.65%       2.58%        2.25%       2.13%        2.04%       2.81%
Ratio of net investment loss to average net assets             (1.61%)     (1.67%)      (1.61%)     (1.65%)      (1.60%)     (1.70%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly      (2.01%)     (2.00%)      (1.66%)     (1.66%)      (1.60%)     (2.09%)
Portfolio turnover                                                86%         69%         127%        156%         183%        313%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:
                                             Delaware Select Growth Fund Class R

                                                              6/2/03(1)
                                                                to
                                                              10/31/03
                                                             (Unaudited)

Net asset value, beginning of period                          $18.530

Income (loss) from investment operations:
Net investment loss(2)                                         (0.083)
Net realized and unrealized gain on investments                 1.773
                                                              -------
Total from investment operations                                1.690
                                                              -------

Net asset value, end of period                                $20.220
                                                              =======

Total return(3)                                                 9.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $    --
Ratio of expenses to average net assets                         1.85%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly       2.28%
Ratio of net investment loss to average net assets             (1.29%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly      (1.72%)
Portfolio turnover                                                86%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Select Growth Fund Institutional Class

                                                            Six Months                              Year
                                                              Ended                                 Ended
                                                            10/31/03(3)   4/30/03     4/30/02      4/30/01     4/30/00      4/30/99
                                                           (Unaudited)
Net asset value, beginning of period                          $16.970     $20.570      $25.170     $36.690      $26.060     $20.640

Income (loss) from investment operations:
Net investment loss(1)                                         (0.056)     (0.106)      (0.139)     (0.220)      (0.196)     (0.155)
Net realized and unrealized gain (loss) on investments          3.686      (3.494)      (4.461)    (11.300)      12.455       5.942
                                                              -------     -------       ------     -------      -------     -------
Total from investment operations                                3.630      (3.600)      (4.600)    (11.520)      12.259       5.787
                                                              -------     -------       ------     -------      -------     -------

Less dividends and distributions from:
Net realized gain on investments                                   --          --           --          --       (1.049)     (0.367)
In excess of net realized gain on investments                      --          --           --          --       (0.580)         --
                                                              -------     -------       ------     -------      -------     -------
Total dividends and distributions                                  --          --           --          --       (1.629)     (0.367)
                                                              -------     -------       ------     -------      -------     -------

Net asset value, end of period                                $20.600     $16.970      $20.570     $25.170      $36.690     $26.060
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                21.39%     (17.50%)     (18.28%)    (31.38%)      48.29%      28.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $39,793     $36,080      $53,381     $50,157      $58,967     $17,737
Ratio of expenses to average net assets                         1.25%       1.25%        1.20%       1.12%        1.04%       1.42%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly       1.65%       1.58%        1.25%       1.13%        1.04%       1.81%
Ratio of net investment loss to average net assets             (0.61%)     (0.67%)      (0.61%)     (0.65%)      (0.60%)     (0.70%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly      (1.01%)     (1.00%)      (0.66%)     (0.66%)      (0.60%)     (1.09%)
Portfolio turnover                                                86%         69%         127%        156%         183%        313%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Notes                                               Delaware Select Growth Fund
  TO FINANCIAL STATEMENTS                           October 31, 2003 (Unaudited)

Voyageur Mutual Funds III (the "Trust") is organized as a Delaware business trust and offers two series: Delaware Core Equity Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to the Delaware Select Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have the potential for high earnings growth.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Fund:

Security Valuation -- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $7,974 for the period ended October 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended October 31, 2003 were approximately $1,009. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.25% of average daily net assets of the Fund through December 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Prior to June 1, 2003, the monthly fee for dividend disbursing and transfer agent services was based on the number of shareholder accounts and shareholder transactions.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. No distribution expenses are paid by the Institutional Class shares.

At October 31, 2003, the Fund had receivables from and liabilities payable to affiliates as follows:

  Investment management fee receivable from DMC        $   3,550
  Dividend disbursing, transfer agent fees,
   accounting and other expenses payable to DSC         (451,414)
  Other expenses payable to DMC and affiliates           (13,731)

For the period ended October 31, 2003, DDLP earned $27,565 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the period ended October 31, 2003, the Fund made purchases of $276,630,875 and sales of $295,438,383 of investment securities other than U.S. government securities and short-term investments.

Notes                                                Delaware Select Growth Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

3. Investments (continued)
At October 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2003, the cost of investments was $598,083,236. At October 31, 2003, the net unrealized appreciation was $106,811,205 of which $130,990,284 related to unrealized appreciation of investments and $24,179,079 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. During the period ended October 31, 2003 and the year ended April 30, 2003, there were no dividends or distributions paid.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of October 31, 2003, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                      $1,408,718,681
  Accumulated net investment loss                        (4,271,637)
  Capital loss carryforwards                           (749,344,640)
  Net realized capital loss on investments              (47,974,020)
  Unrealized appreciation of investments                 80,859,415
                                                     --------------
  Net assets                                         $  687,987,799
                                                     ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $96,071,647 expires in 2009, $470,062,416 expires in 2010 and $183,210,577 expires in 2011.

5. Capital Shares
Transactions in capital shares were as follows:
                                                       Six Months      Year
                                                          Ended       Ended
                                                        10/31/03     4/30/03
                                                      (Unaudited)
Shares sold:
     Class A                                            1,409,684    2,523,282
     Class B                                              400,914      911,458
     Class C                                              326,377      666,563
     Class R                                                    1           --
     Institutional Class                                  686,431    1,632,327
                                                      -----------   ----------
                                                        2,823,407    5,733,630
                                                      -----------   ----------

Shares repurchased:
     Class A                                           (1,576,174)  (6,464,267)
     Class B                                           (1,368,188)  (6,478,412)
     Class C                                             (825,776)  (3,275,570)
     Institutional Class                                 (880,679)  (2,101,533)
                                                      -----------  -----------
                                                       (4,650,817) (18,319,782)
                                                      -----------  -----------
Net decrease                                           (1,827,410) (12,586,152)
                                                      ===========  ===========

For the period ended October 31, 2003 and the year ended April 30, 2003, 31,473 Class B shares were converted to 33,774 Class A shares valued at $612,447 and 27,504 Class B shares were converted to 25,761 Class A shares valued at $402,609, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the previous table and the Statements of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2003, or at any time during the period.

7. Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. ("Mellon"). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in the Mellon GSL DBT II Collateral Fund (Collateral Fund), a collective investment vehicle to be utilized by Mellon for the purpose of investment and reinvestment of cash collateral on behalf of its clients in its securities lending program. The Collateral Fund invests in high-quality, short-term investments with a weighted average maturity not to exceed 90 days. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand.

At October 31, 2003, the market value of the securities on loan was $46,674,958, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral". The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

8. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and medium- sized companies and may be subject to certain risks associated with ownership of securities of small- and medium-sized companies. Investments in small- and medium-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Select Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                            Affiliated Officers                         Contact Information

Walter P. Babich                             Jude T. Driscoll                            Investment Manager
Board Chairman                               Chairman                                    Delaware Management Company
Citadel Construction Corporation             Delaware Investments Family of Funds        Philadelphia, PA
King of Prussia, PA                          Philadelphia, PA
                                                                                         International Affiliate
John H. Durham                               Joseph H. Hastings                          Delaware International Advisers Ltd.
Private Investor                             Executive Vice President and                London, England
Gwynedd Valley, PA                           Chief Financial Officer
                                             Delaware Investments Family of Funds        National Distributor
Anthony D. Knerr                             Philadelphia, PA                            Delaware Distributors, L.P.
Managing Director                                                                        Philadelphia, PA
Anthony Knerr & Associates                   Richelle S. Maestro
New York, NY                                 Senior Vice President,                      Shareholder Servicing, Dividend
                                             Chief Legal Officer and Secretary           Disbursing and Transfer Agent
Ann R. Leven                                 Delaware Investments Family of Funds        Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer        Philadelphia, PA                            2005 Market Street
National Gallery of Art                                                                  Philadelphia, PA 19103-7094
Washington, DC                               Michael P. Bishof
                                             Senior Vice President and Treasurer         For Shareholders
Thomas F. Madison                            Delaware Investments Family of Funds        800 523-1918
President and Chief Executive Officer        Philadelphia, PA
MLM Partners, Inc.                                                                       For Securities Dealers and Financial
Minneapolis, MN                                                                          Institutions Representatives Only
                                                                                         800 362-7500
Janet L. Yeomans
Vice President/Mergers & Acquisitions                                                    Web site
3M Corporation                                                                           www.delawareinvestments.com
St. Paul, MN

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

(8399)                                                        Printed in the USA
 SA-316 [10/03] IVES 12/03                                       J9483 EXP: 6/04

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Mutual Funds III

JUDE T. DRISCOLL
---------------------------
By:    Jude T. Driscoll
       --------------------
Title: Chairman
Date:  12/29/03

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
---------------------------
By:    Jude T. Driscoll
       --------------------
Title: Chairman
Date:  12/29/03

JOSEPH H. HASTINGS
---------------------------
By:    Joseph H. Hastings
       --------------------
Title: Chief Financial Officer
Date:  12/29/03